Annual Fund Operating Expenses - First Trust Lunt US Factor Rotation ETF - First Trust Lunt US Factor Rotation ETF	May 03, 2021
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%